SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Operating Leases - Lessee
Remaining six months ending June 30, 2025	$ 44,630
2026	90,588	$ 89,003
2027	92,220	90,588
2027		92,220
Thereafter	31,113	31,113
Total operating lease payments	258,551	302,924
Present value adjustment	(22,806)	(31,272)
Total operating lease liabilities	$ 235,745	$ 271,652